SUBSEQUENT EVENTS	12 Months Ended
May 31, 2026
Subsequent Event [Abstract]
SUBSEQUENT EVENTS [Text Block]

22. SUBSEQUENT EVENTS

Underwritten U.S. Public Offering

On June 11, 2026, the Company closed an underwritten U.S. public offering of 1,028,645 common shares at a public offering price of US$15.20 per common share for gross proceeds of US$15,635,404, before deducting underwriting discounts and offering expenses.

Non-brokered private placement

On June 24, 2026, the Company closed a non-brokered private placement of 431,884 common shares at a price of $21.20 (US$15.20) per share under the Listed Issuer Financing Exemption for gross proceeds of $9,155,941 (US$6,564,810), before deducting finder fees and offering expenses.

Exercise of options and warrants

Subsequent to May 31, 2026, 71,050 June 2024 Share Warrants were exercised at an exercise price of $5.20, 13,461 June 2024 Finder Warrants were exercised at an exercise price of $5.20, 6,500 options were exercised at an exercise price of $2.1125, 6,000 options were exercised at an exercise price of $2.275, 79,000 options were exercised at an exercise price of $2.34, 117,655 options were exercised at an exercise price of $3.25, 1,000 options were exercised at an exercise price of $3.5425, 15,192 options were exercised at an exercise price of $6.50, 15,000 options were exercised at an exercise price of $9.00, 21,477 options were exercised at an exercise price of $13.50, for total gross proceeds of $1,561,307.  Additionally, 30,000 shares were issued upon vesting of RSUs on July 3, 2026.